13F-HR
                 Westport Advisers LLC Form 13F Holdings Report

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment             |_| ; Amendment Number:
This Amendment (Check only one.) :  |_|   is a restatement
                                    |_|   adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Advisers LLC
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:   028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            Managing Director
Phone:            203-227-3601

Signature, Place, and Date of Signing:

         /s/ Ronald H. Oliver  Westport, Connecticut  August 10, 2004

Report Type  (Check only one):

|X|     13F Holdings Report
|_|     13F Notice
|_|     13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total (x$1,000): $1,446,397

List of Included Managers:

         Andrew J. Knuth   Westport Advisers, LLC
         Edmund H. Nicklin Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                               Voting Authority
                                                                                               -----------------
                                 Title                  Value    Shares/  Sh/   Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP     (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  ---------  --------  ----  ----  -------  --------  --------  ------  ----
AAR Corp.                         COM     000361105     1675     147550    SH           Sole              147550
Abbott Laboratories               COM     002824100      815      20000    SH           Sole               20000
Abercrombie & Fitch Company       COM     002896207      387      10000    SH           Sole               10000
Airgas, Inc.                      COM     009363102    15802     660900    SH           Sole              660900
American Eagle Outfitters, Inc    COM     02553E106      723      25000    SH           Sole               25000
Applebees International, Inc.     COM     037899101    15269     663300    SH           Sole              663300
Arbitron, Inc.                    COM     03875Q108     8801     241000    SH           Sole              241000
Ariba, Inc.                       COM     04033V203     2184    1097600    SH           Sole             1097600
Arthur J. Gallagher & Company     COM     363576109    21084     692400    SH           Sole              692400
BankUnited Financial Corp. - C    COM     06652B103    28088    1088700    SH           Sole             1088700
Beasley Broadcast Group, Inc.     COM     074014101     9134     604499    SH           Sole              604499
Big Lots, Inc.                    COM     089302103    23341    1614206    SH           Sole             1614206
Brown & Brown, Inc.               COM     115236101    21011     487500    SH           Sole              487500
CACI International, Inc.          COM     127190304    24458     604800    SH           Sole              604800
Caremark Rx, Inc.                 COM     141705103    80938    2457146    SH           Sole             2457146
Ceridian Corp.                    COM     156779100    18225     810000    SH           Sole              810000
Charles River Laboratories Int    COM     159864107    27191     556400    SH           Sole              556400
Checkpoint Systems, Inc.          COM     162825103    12311     686600    SH           Sole              686600
ChoicePoint, Inc.                 COM     170388102      913      20000    SH           Sole               20000
Comcast Corporation Class A       COM     20030N101      220       7823    SH           Sole                7823
Computer Associates Internatio    COM     204912109    46046    1641000    SH           Sole             1641000
Constellation Brands, Inc. - C    COM     21036P108    16887     454800    SH           Sole              454800
Cox Radio, Inc. - Class A         COM     224051102    16942     974800    SH           Sole              974800
Cullen/Frost Bankers, Inc.        COM     229899109     1119      25000    SH           Sole               25000
DST Systems, Inc.                 COM     233326107     1106      23000    SH           Sole               23000
Darden Restaurants, Inc.          COM     237194105    23556    1146300    SH           Sole             1146300
Del Monte Foods Company           COM     24522P103    19355    1905000    SH           Sole             1905000
Devry, Inc.                       COM     251893103    34960    1275000    SH           Sole             1275000
Downey Financial Corp.            COM     261018105     6390     120000    SH           Sole              120000
DuPont Photomasks, Inc.           COM     26613X101    15178     746600    SH           Sole              746600
Duane Reade, Inc.                 COM     263578106    12799     783800    SH           Sole              783800
EGL Inc.                          COM     268484102    13247     498000    SH           Sole              498000
Emmis Communications Corp.        COM     291525103    36258    1728200    SH           Sole             1728200
FEI Company                       COM     30241L109      287      12000    SH           Sole               12000
FNB Corp.                         COM     302520101    22348    1095466    SH           Sole             1095466
Fairchild Semiconductor Corp.     COM     303726103    12318     752500    SH           Sole              752500
FedEx Corp.                       COM     31428X106      613       7500    SH           Sole                7500
First National Bankshares of F    COM     321100109    21087    1112777    SH           Sole             1112777
First Niagara Financial Group,    COM     33582V108      120      10000    SH           Sole               10000
Fisher Scientific Internationa    COM     338032204    23129     400500    SH           Sole              400500
Florida East Coast Industries,    COM     340632108     9711     251265    SH           Sole              251265
Gaylord Entertainment Company     COM     367905106    18206     580000    SH           Sole              580000
General Communications, Inc. -    COM     369385109     6665     839450    SH           Sole              839450
Harbor Florida Bancshares, Inc    COM     411901101     2351      85455    SH           Sole               85455
Helmerich & Payne                 COM     423452101      523      20000    SH           Sole               20000
Hilb, Rogal & Hobbs Company       COM     431294107    33018     925400    SH           Sole              925400
Houston Exploration Company       COM     442120101    28450     548800    SH           Sole              548800
Hudson United Bancorp             COM     444165104    13438     360450    SH           Sole              360450
IMS Health, Inc.                  COM     449934108    19936     850526    SH           Sole              850526
IShares Russell Midcap Index      COM     464287499     1703      24000    SH           Sole               24000
IShares S&P Midcap 400            COM     464287507      997       8200    SH           Sole                8200
ITT Educational Services, Inc.    COM     45068B109    28922     760700    SH           Sole              760700
Insight Communications Company    COM     45768V108    19465    2102050    SH           Sole             2102050
Interpublic Group of Companies    COM     460690100      824      60000    SH           Sole               60000
JLG Industries, Inc.              COM     466210101     5421     390250    SH           Sole              390250
LTX Corporation                   COM     502392103    10466     968221    SH           Sole              968221
Laboratory Corporation of Amer    COM     50540R409     1092      27500    SH           Sole               27500
Landstar System, Inc.             COM     515098101    23730     448845    SH           Sole              448845
Lincare Holdings, Inc.            COM     532791100      789      24000    SH           Sole               24000
MRO Software, Inc.                COM     55347W105     7862     577700    SH           Sole              577700
Map Info Corp.                    COM     565105103    11626    1096800    SH           Sole             1096800
MatrixOne, Inc.                   COM     57685P304     7428    1075000    SH           Sole             1075000
National Commerce Financial Co    COM     63545P104      650      20000    SH           Sole               20000
Nieman Marcus B shares            COM     640204301     1269      24500    SH           Sole               24500
Orient Express Hotels Ltd. - C    COM     G67743107    16586     979100    SH           Sole              979100
Overnite Corp.                    COM     690322102    30135    1025000    SH           Sole             1025000
Owens & Minor, Inc.               COM     690732102     7388     285250    SH           Sole              285250
Parametric Technology Corp.       COM     699173100      350      70000    SH           Sole               70000
People's Bank                     COM     710198102    14835     476250    SH           Sole              476250
PeopleSoft, Inc.                  COM     712713106    20130    1088088    SH           Sole             1088088
Peregrine Systems, Inc.           COM     71366Q200     4900     251300    SH           Sole              251300
Perkin Elmer, Inc.                COM     714046109    16433     820000    SH           Sole              820000
Perot Systems Corp. - Class A     COM     714265105    20221    1523800    SH           Sole             1523800
Pogo Producing Company            COM     730448107    27185     550300    SH           Sole              550300
Praxair, Inc.                     COM     74005P104      958      24000    SH           Sole               24000
Precision Castparts Corp.         COM     740189105    19322     353300    SH           Sole              353300
Priority Healthcare Corp.         COM     74264T102    16080     700650    SH           Sole              700650
QLogic Corp.                      COM     747277101    11367     427500    SH           Sole              427500
Rockwell Collins, Inc.            COM     774341101     1000      30000    SH           Sole               30000
Rogers Corp.                      COM     775133101    11520     164800    SH           Sole              164800
Ruby Tuesday, Inc.                COM     781182100    24436     890200    SH           Sole              890200
Saks, Inc.                        COM     79377w108    14548     969900    SH           Sole              969900
Salem Communications Corp.        COM     794093104    16195     596925    SH           Sole              596925
Schering Plough Corp.             COM     806605101      388      21000    SH           Sole               21000
Seacoast Financial Services Co    COM     81170Q106     8284     239425    SH           Sole              239425
Sovereign Bancorp, Inc.           COM     845905108    13456     608847    SH           Sole              608847
St. Joe Company (The)             COM     790148100    11451     288450    SH           Sole              288450
Sterling Financial Corp.          COM     859319105    13678     429184    SH           Sole              429184
Stone Energy Corp.                COM     861642106    21424     469000    SH           Sole              469000
Synopsys, Inc.                    COM     871607107    31219    1098100    SH           Sole             1098100
Synplicity Inc.                   COM     87160Y108      507      84500    SH           Sole               84500
Taylor Capital Group, Inc.        COM     876851106    10679     491000    SH           Sole              491000
Texas Instruments, Inc.           COM     882508104     6831     282512    SH           Sole              282512
The South Financial Group, Inc    COM     837841105    10452     368400    SH           Sole              368400
TriZetto Group, Inc.              COM     896882107     7626    1145000    SH           Sole             1145000
Triad Hospitals, Inc.             COM     89579K109    17182     461521    SH           Sole              461521
Universal Health Services, Inc    COM     913903100    52216    1137850    SH           Sole             1137850
Unocal Corp.                      COM     915289102    31143     819550    SH           Sole              819550
Western Wireless Corp.            COM     95988E204    32221    1114540    SH           Sole             1114540
Young Broadcasting, Inc.          COM     987434107    13191    1003100    SH           Sole             1003100